SUPPLEMENT DATED DECEMBER 15, 2008 TO THE PROSPECTUS
                              DATED MARCH 31, 2008

                               JNL(R) SERIES TRUST

The following changes apply to the prospectus listed above:


EFFECTIVE JANUARY 20, 2009, THE FOLLOWING FUNDS SHOULD BE DELETED FROM THE LIST OF FUNDS ON THE COVER PAGE:

JNL/AIM International Growth Fund
JNL/Lazard Mid Cap Equity Fund


EFFECTIVE JANUARY 20, 2009, THE FOLLOWING FUND SHOULD BE ADDED TO THE LIST OF FUNDS ON THE COVER PAGE:

JNL/Goldman Sachs Mid Cap Value Fund


EFFECTIVE JANUARY 20, 2009, THE FOOTNOTE SHOULD BE REMOVED FROM THE JNL/GOLDMAN SACHS MID CAP VALUE FUND.


EFFECTIVE JANUARY 20, 2009, THE FOLLOWING FOOTNOTE SHOULD BE ADDED TO JNL/AIM INTERNATIONAL GROWTH FUND AND JNL/LAZARD MID CAP EQUITY FUND:

* The Fund is not available as an investment option. However, the Fund is an underlying Fund in which the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, and the JNL/S&P Managed Aggressive Growth Fund may invest.


YOUR CURRENT ALLOCATIONS IN THE FOLLOWING FUNDS WILL BE TRANSFERRED AS FOLLOWS:

CURRENT FUND ALLOCATIONS                NEW FUND ALLOCATIONS EFFECTIVE JANUARY 20, 2009
------------------------                -----------------------------------------------
JNL/AIM International Growth Fund       MFS International Equity Fund*
JNL/Lazard Mid Cap Equity Fund          JNL/Goldman Sachs Mid Cap Value Fund

* The MFS International Equity Fund is not offered as a part of the JNL Series Trust. A separate prospectus for this Fund may be obtained by requesting it from Fidelity Investments at (800) 835-5095.


This Supplement is dated December 15, 2008.

(To be used with HR105 03/08.)

                                                                   CMC2719 12/08

              SUPPLEMENT DATED DECEMBER 15, 2008 TO THE PROSPECTUS
                              DATED MARCH 31, 2008

                               JNL(R) SERIES TRUST

The following changes apply to the prospectus listed above:


EFFECTIVE JANUARY 20, 2009, THE FOLLOWING FUNDS SHOULD BE DELETED FROM THE LIST OF FUNDS ON THE COVER PAGE:

JNL/AIM International Growth Fund
JNL/Lazard Mid Cap Equity Fund


EFFECTIVE JANUARY 20, 2009, THE FOLLOWING FUND SHOULD BE ADDED TO THE LIST OF FUNDS ON THE COVER PAGE:

JNL/Goldman Sachs Mid Cap Value Fund
JNL/PPM America Value Equity Fund


EFFECTIVE JANUARY 20, 2009, THE FOLLOWING FUND WILL BE AVAILABLE AS INDIVIDUAL INVESTMENT OPTION:

JNL/PPM America Value Equity Fund


EFFECTIVE JANUARY 20, 2009, THE FOOTNOTE SHOULD BE REMOVED FROM THE JNL/GOLDMAN SACHS MID CAP VALUE FUND AND THE JNL/PPM AMERICA VALUE EQUITY FUND.


EFFECTIVE JANUARY 20, 2009, THE FOLLOWING FOOTNOTE SHOULD BE ADDED TO JNL/AIM INTERNATIONAL GROWTH FUND AND JNL/LAZARD MID CAP EQUITY FUND:

* The Fund is not available as an investment option. However, the Fund is an underlying Fund in which the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, and the JNL/S&P Managed Aggressive Growth Fund may invest.


EFFECTIVE JANUARY 20, 2009, THE FOOTNOTE SHOULD BE REMOVED FROM THE JNL/PPM AMERICA VALUE EQUITY FUND.

YOUR CURRENT ALLOCATIONS IN THE FOLLOWING FUNDS WILL BE TRANSFERRED AS FOLLOWS:

CURRENT FUND ALLOCATIONS                  NEW FUND ALLOCATIONS EFFECTIVE JANUARY 20, 2009
------------------------                  -----------------------------------------------
JNL/AIM International Growth Fund         MFS International Equity Fund*
JNL/Lazard Mid Cap Equity Fund            JNL/Goldman Sachs Mid Cap Value Fund

* The MFS International Equity Fund is not offered as a part of the JNL Series Trust. A separate prospectus for this Fund may be obtained by requesting it from Fidelity Investments at (800) 835-5095.

This Supplement is dated December 15, 2008.

(To be used with VC2440 03/08.)

                                                                   CMC2720 12/08

                       SUPPLEMENT DATED DECEMBER 15, 2008
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                DATED MARCH 31, 2008, AS AMENDED, OCTOBER 6, 2008

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).


EFFECTIVE JANUARY 1, 2009, ON PAGE 159, PLEASE DELETE THE ROWS FOR THE JNL/MELLON CAPITAL MANAGEMENT EUROPEAN 30 FUND, JNL/MELLON CAPITAL MANAGEMENT PACIFIC RIM 30 FUND, JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND, JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND, JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND, JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, AND JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND AND REPLACE THEM WITH THE FOLLOWING:

                         FUND                                  ASSETS                                        FEES

  JNL/Mellon Capital Management European 30 Fund               $0 to $50 million                             .09%
                                                               $50 to $100 million                           .06%
                                                               $100 million to $750 million                  .03%
                                                               Over $750 million                             .015%

  JNL/Mellon Capital Management Pacific Rim 30 Fund            $0 to $50 million                             .09%
                                                               $50 to $100 million                           .06%
                                                               $100 million to $750 million                  .03%
                                                               Over $750 million                             .015%

  JNL/Mellon Capital Management S&P 500 Index Fund             $0 to $50 million                             .09%
                                                               $50 to $100 million                           .06%
                                                               $100 million to $750 million                  .03%
                                                               Over $750 million                             .015%

  JNL/Mellon Capital Management S&P 400 MidCap Index Fund      $0 to $50 million                             .09%
                                                               $50 to $100 million                           .06%
                                                               $100 million to $750 million                  .03%
                                                               Over $750 million                             .015%

  JNL/Mellon Capital Management Small Cap Index Fund           $0 to $50 million                             .09%
                                                               $50 to $100 million                           .06%
                                                               $100 million to $750 million                  .03%
                                                               Over $750 million                             .015%

  JNL/Mellon Capital Management International Index Fund       $0 to $50 million                             .09%
                                                               $50 to $100 million                           .06%
                                                               $100 million to $750 million                  .03%
                                                               Over $750 million                             .015%

  JNL/Mellon Capital Management Bond Index Fund                $0 to $50 million                             .09%
                                                               $50 to $100 million                           .06%
                                                               $100 million to $750 million                  .03%
                                                               Over $750 million                             .015%


This Supplement is dated December 15, 2008.

(To be used with V3180 10/08 and V3180PROXY 10/08.)

                                                                   CMX2721 12/08